Deposits - Summary of Deposits (Detail) - CAD ($) $ in Millions		Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Deposits [line items]
Payable after notice	[1],[2],[3]	$ 196,334
Payable on a fixed date	[1],[4]	533,457
Total	[1]	952,333	$ 916,181
Canada [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	160,728
Payable on a fixed date	[4]	366,938
Total		679,196	642,977
United States [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	4
Payable on a fixed date	[4]	55,554
Total		96,807	104,984
United Kingdom [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	422
Payable on a fixed date	[4]	21,140
Total		21,562	24,243
Mexico [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	13,252
Payable on a fixed date	[4]	20,851
Total		41,424	31,841
Peru [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	4,782
Payable on a fixed date	[4]	6,036
Total		15,860	16,439
Chile [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	156
Payable on a fixed date	[4]	17,396
Total		23,724	22,105
Colombia [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	4,261
Payable on a fixed date	[4]	4,756
Total		9,580	8,211
Other International [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	12,729
Payable on a fixed date	[4]	40,786
Total		64,180	65,381
Personal [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	148,027
Payable on a fixed date	[4]	125,312
Total		288,617	265,892
Business and government [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	46,431
Payable on a fixed date	[4]	372,294
Total		612,267	597,617
Financial institution [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	1,876
Payable on a fixed date	[4]	35,851
Total		51,449	$ 52,672
Interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	[1],[5]	178,981
Interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	128,274
Interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	41,207
Interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	4,586
Interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	1,389
Interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	32
Interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	3,493
Interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	4,989
Interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	161,121
Interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	12,871
Non- interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	[1],[5]	43,561
Non- interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	23,256
Non- interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	42
Non- interest bearing [member] | Mexico [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	7,321
Non- interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	456
Non- interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	4,783
Non- interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	531
Non- interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	7,172
Non- interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	10,289
Non- interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	32,421
Non- interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	$ 851

[1]	Deposits denominated in U.S. dollars amount to $320,088 (2022 – $326,041), deposits denominated in Chilean pesos amount to $20,200 (2022 – $18,740), deposits denominated in Mexican pesos amount to $38,127 (2022 – $29,269) and deposits denominated in other foreign currencies amount to $116,926 (2022 – $106,817).
[2]	Deposits payable after notice include all deposits for which we require notice of withdrawal, generally savings accounts.
[3]	Includes $123 (2022 – $156) of non-interest bearing deposits.
[4]	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
[5]	Deposits payable on demand include all deposits for which we do not have the right to notice of withdrawal, generally chequing accounts.